Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Finance Receivables on Nonaccrual Status

As of March 31, 2013 and 2014, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2013	2014
Retail	4,443	5,962
Finance leases	1,135	780
Wholesale	1,985	1,406
Real estate	4,354	4,035
Working capital	70	46

	11,987	12,229

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2013 and 2014, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2013	2014
Retail	18,442	23,352
Finance leases	3,464	3,504

	21,906	26,856